Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”)

German American Capital Corporation

Deutsche Bank Securities Inc.

(collectively, the “Specified Parties”)

Re:	COMM 2024-277P Mortgage Trust (the “Issuing Entity”)

Commercial Mortgage Pass-Through Certificates (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 11 July 2024. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 July 2024

Attachment A Page 1 of 7

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Issuing Entity’s assets will consist primarily of certain pari passu senior promissory notes (the “Senior Trust Notes”) and a junior promissory note (the “Junior Trust Note,” together with the Senior Trust Notes, the “Trust Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a five-year ARD and a 10-year stated maturity date, fixed-rate interest-only (until the anticipated repayment date (the “ARD”)) mortgage loan (the “Whole Loan”), comprised of the Trust Loan and an additional senior promissory note (the “Senior Non-Trust Note”), which will not be an asset of the Issuing Entity,
c.	The Senior Non-Trust Note and Senior Trust Notes (together, the “Senior Notes”) will be pari passu in right of payment with each other and senior in right of payment to the Junior Trust Note and
d.	The Whole Loan is secured by, among other things, a mortgage on the fee simple interest of the borrower in a Class-A office building located at 277 Park Avenue, New York, New York (the “Mortgaged Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Trust Loan, Senior Trust Notes, Junior Trust Note, Senior Non-Trust Note, Senior Notes, Whole Loan and Mortgaged Property that is expected to be as of 5 August 2024 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 7

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Trust Loan, Senior Trust Notes, Junior Trust Note, Senior Non-Trust Note, Senior Notes, Whole Loan and Mortgaged Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of Cut-off Date (Months)” of the Whole Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date and
b.	Anticipated Repayment Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 7

6.	The applicable Source Document(s) indicate that the Whole Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Whole Loan (the “Original Interest Only Period (Months)”),
b.	Use “0” for the:
i.	Original amortization term of the Whole Loan (the “Original Amort. Term (Months)”) and
ii.	Remaining amortization term of the Whole Loan (the “Remaining Term to Amortization (Months)”),
c.	Use the “Original First Mortgage Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Whole Loan as of the Reference Date (the “Cut-off First Mortgage Balance”) and
ii.	Principal balance of the Whole Loan as of the “Anticipated Repayment Date” of the Whole Loan (the “First Mortgage Maturity Balance”),
d.	Use the “Original Trust A Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Trust Notes as of the Reference Date (the “Cut-off Trust A Note Balance”) and
ii.	Principal balance of the Senior Trust Notes as of the “ Anticipated Repayment Date” of the Senior Trust Notes (the “Trust A Note Maturity Balance”),
e.	Use the “Original A Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Notes as of the Reference Date (the “Cut-off A Note Balance”) and
ii.	Principal balance of the Senior Notes as of the “ Anticipated Repayment Date” of the Senior Notes (the “A Note Maturity Balance”),
f.	Use the “Original Trust B Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Trust Note as of the Reference Date (the “Cut-off Trust B Note Balance”) and
ii.	Principal balance of the Junior Trust Note as of the “Anticipated Repayment” of the Junior Trust Note (the “Trust B Note Maturity Balance”),
g.	Use the “Original B Note Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Junior Trust Note as of the Reference Date (the “Cut-off B Note Balance”) and
ii.	Principal balance of the Junior Trust Note as of the “Anticipated Repayment” of the Junior Trust Note (the “B Note Maturity Balance”),
h.	Use the “Original Trust Loan Amount,” as shown on the Final Data File, for the:
i.	Principal balance of the Trust Loan as of the Reference Date (the “Cut-off Trust Loan Amount”) and
ii.	Principal balance of the Trust Loan as of the “ Anticipated Repayment Date” of the Trust Loan (the “Trust Maturity Balance”) and
i.	Use the “Original Companion Loan Amount,” as shown on the Final Data File, for the:
i.	Principal balance of the Senior Non-Trust Note as of the Reference Date (the “Cut-off Companion Loan Amount”) and
ii.	Principal balance of the Senior Non-Trust Note as of the “ Anticipated Repayment Date” of the Senior Non-Trust Note (the “Companion Loan Maturity Balance”).

Attachment A Page 4 of 7

6. (continued)

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the:
a.	Cut-off Trust A Note Balance,
b.	Cut-off Trust B Note Balance,
c.	A Note Interest Rate and
d.	B Note Interest Rate,

as shown on the Final Data File, we recalculated the “Weighted Average Trust Interest Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Cut-off A Note Balance,
b.	Cut-off B Note Balance,
c.	A Note Interest Rate and
d.	B Note Interest Rate,

as shown on the Final Data File, we recalculated the “First Mortgage Interest Rate” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balloon Term (Months),
b.	Original Interest Only Period (Months) and
c.	Seasoning as of Cut-off Date (Months),

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity (Months) and

ii.	Rem IO Period

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	Original First Mortgage Balance,
b.	First Mortgage Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “First Mortgage Monthly Debt Service” of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “First Mortgage Monthly Debt Service” of the Whole Loan as 1/12th of the product of:

a.	The “Original First Mortgage Balance,” as shown on the Final Data File,
b.	The “First Mortgage Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 5 of 7

11.	Using the:
a.	Original A Note Balance,
b.	A Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “A Note Monthly Debt Service” of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “A Note Monthly Debt Service” of the Senior Notes as 1/12th of the product of:

a.	The “Original A Note Balance,” as shown on the Final Data File,
b.	The “A Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

12.	Using the:
a.	Original B Note Balance,
b.	B Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the “B Note Monthly Debt Service” of the Junior Trust Note. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “B Note Monthly Debt Service” of the Junior Trust Note as 1/12th of the product of:

a.	The “Original B Note Balance,” as shown on the Final Data File,
b.	The “B Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

Attachment A Page 6 of 7

13.	Using the:
a.	A Note Monthly Debt Service,
b.	Cut-off A Note Balance,
c.	A Note Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	A Note UW NOI DSCR,

ii.	A Note UW NCF DSCR,

iii.	A Note LTV at Cut-off,
iv.	A Note LTV at Maturity,
v.	A Note U/W NOI Debt Yield,
vi.	A Note U/W NCF Debt Yield and
vii.	A-Note Cut-off Balance per Sq. Ft.

of the Senior Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

14.	Using the:
a.	First Mortgage Monthly Debt Service,
b.	Cut-off First Mortgage Balance,
c.	First Mortgage Maturity Balance,
d.	Appraisal Value,
e.	UW NOI,
f.	UW NCF and
g.	Collateral Square Ft.,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan UW NOI DSCR,
ii.	Whole Loan UW NCF DSCR,

iii.	Whole Loan LTV at Cut-off,
iv.	Whole Loan LTV at Maturity,
v.	Whole Loan U/W NOI Debt Yield,
vi.	Whole Loan U/W NCF Debt Yield and
vii.	Whole Loan Cut-off Balance per Sq. Ft.

of the Whole Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through ii. above to two decimal places and
b.	Round the characteristics listed in iii. through vi. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 7

15.	Using the:
a.	Major Tenant Sq. Ft. # 1,
b.	Major Tenant Sq. Ft. # 2,
c.	Major Tenant Sq. Ft. # 3,
d.	Major Tenant Sq. Ft. # 4,
e.	Major Tenant Sq. Ft. # 5 and
f.	Collateral Square Ft.,

as shown on the Final Data File, we recalculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of the Mortgaged Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

16.	Using the:
a.	Master,
b.	Primary,
c.	Cert Admin Fee Rate,
d.	OA Rate and
e.	CREFC Fee Rate,

as shown on the Final Data File, we recalculated the “Admin Fee Rate” of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Whole Loan Source Documents

Source Document Title	Source Document Date

Loan Agreement (see Note 1)	10 July 2024

Environmental Indemnity Agreement (see Note 1)	11 July 2024

Mortgaged Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	12 June 2024

Engineering Report	23 May 2024

Phase I Environmental Report	23 May 2024

USPS Internet Site (www.usps.com)	Not Applicable

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	6 May 2024

Insurance Review Document	10 July 2024

Insurance Certificates	10 July 2024

Lease Agreements	Various

Tenant Options Summary	6 June 2024

Property Management Agreement	10 July 2024

Pro Forma Title Policy (see Note 1)	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s) with the Source Document Date reflecting the latest date of receipt. For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A

Compared Characteristics and Source Documents

Mortgaged Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip Code	USPS Internet Site (www.usps.com)
Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll Date	Underwritten Rent Roll
Single Tenant (Yes/No)	Underwritten Rent Roll
Property Manager	Loan Agreement and Property Management Agreement
Earthquake Insurance (Y/N)	Insurance Review Document and Insurance Certificates
Terrorism Insurance (Y/N)	Insurance Review Document and Insurance Certificates
Windstorm Insurance (Y/N)	Insurance Review Document and Insurance Certificates
Environmental Insurance (Y/N)	Insurance Review Document

Third Party Information:

Characteristic	Source Document(s)

Appraisal Value	Appraisal Report
Date of Valuation	Appraisal Report
FIRREA Eligible (Yes/No)	Appraisal Report
Date of Engineering Report	Engineering Report
Date of Phase I Report	Phase I Environmental Report

Exhibit 2 to Attachment A

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Major Tenant Name # 1	Underwritten Rent Roll
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll
Major Tenant Name # 2	Underwritten Rent Roll
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll
Major Tenant Name # 3	Underwritten Rent Roll
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll
Major Tenant Name # 4	Underwritten Rent Roll
Major Tenant Sq. Ft. # 4	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 4	Underwritten Rent Roll
Major Tenant Name # 5	Underwritten Rent Roll
Major Tenant Sq. Ft. # 5	Underwritten Rent Roll
Major Tenant Lease Expiration Date # 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

UW EGI	Underwriter’s Summary Report
UW Expenses	Underwriter’s Summary Report
UW NOI	Underwriter’s Summary Report
UW Replacement Reserves	Underwriter’s Summary Report
UW TI/LC	Underwriter’s Summary Report
UW NCF	Underwriter’s Summary Report
Most Recent Date	Underwriter’s Summary Report
Most Recent EGI	Underwriter’s Summary Report
Most Recent Expenses	Underwriter’s Summary Report
Most Recent NOI	Underwriter’s Summary Report
Most Recent Replacement Reserves	Underwriter’s Summary Report
Most Recent TI/LC	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report

Exhibit 2 to Attachment A

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Replacement Reserve	Loan Agreement
Replacement Reserve Cap	Loan Agreement
Debt Service Reserve taken at Closing	Loan Agreement
Debt Service - Interest	Loan Agreement
Loan Agreement

Whole Loan Information:

Characteristic	Source Document(s)

Original B Note Balance	Loan Agreement
Borrower	Loan Agreement
Mortgage Loan Originator	Loan Agreement
Amortization Type	Loan Agreement
Interest Calculation (30/360 / Actual/360)	Loan Agreement
Payment Day	Loan Agreement
Grace Period (Late Fee)	Loan Agreement
Grace Period (Default)	Loan Agreement
Assumption Fee	Loan Agreement
LockBox Type (see Note 4)	Loan Agreement
Cash Management (see Note 5)	Loan Agreement
Excess Cash Trap Trigger	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement
SPE	Loan Agreement
Guarantor	Loan Agreement
Earnout/Holdback	Loan Agreement
Letter of Credit	Loan Agreement
TIC	Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Release Provisions	Loan Agreement
Lien Position	Pro Forma Title Policy
Ownership Interest	Pro Forma Title Policy

Exhibit 2 to Attachment A

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenant(s) with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to consider the tenant with the higher annual rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

4.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “In Place” if funds in the lockbox account are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Loan Number
Property Name
% of Total Cut-off Date Pool Balance
Mortgage Loan Seller
Properties per Loan
Appraisal Value As Is/ Stabilized
Note Date
Original First Mortgage Balance
Original A Note Balance
Original Trust Loan Amount
Original Trust A Note Balance
Original Trust B Note Balance
Original Companion Loan Amount
A Note Interest Rate
B Note Interest Rate
Stated Maturity Date
First Payment Date
Prepayment Provision
Lockout Expiration Date
Anticipated Repayment Date
ARD Step Up (%)
Date of Seismic Report
PML (%)
Date of Phase II Report (if applicable)
Related Principal
Loan Purpose
OA Rate
Master
Primary
Cert Admin Fee Rate
CREFC Fee Rate
Sub Servicer Fee Rate
Sub Serviced (Y/N)
Sub Servicer Name
Earnout/Holdback Description
Future Additional Debt Type
Future Additional Debt Description
Existing Additional Debt Description
Release Provisions Description
Partial Prepayment Description
Ground Lease Expiration Date
Ground Lease Extension Options

Exhibit 3 to Attachment A

Characteristic

Tax at Closing
Insurance at Closing
Monthly Insurance Constant / Escrow
Insurance - Interest
Upfront Other Reserve
Description Other Reserve
Other Escrows - Interest
Monthly Tax Constant / Escrow
TI/LC taken at Closing
Replacement Reserve taken at Closing
Debt Service Reserve Cap
RE Tax - Interest
Replacement Reserves - Interest
TI/LC Reserve Cap
Monthly TI/LC
TI/LC - Interest
Immediate Repairs - Interest
Monthly Debt Service Reserve
Engineering Reserve taken at Closing
Existing Additional Debt (Yes/No)
Existing Additional Debt Amount
Reserve Drawdown Schedule
Sponsor
Directs Investment (Borrower or Lender)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.